Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
Equity Incentive Plans
In March 2020, the board of directors of POINT Biopharma Inc. approved the 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP provided for the granting of incentive and non-qualified stock options, stock appreciation rights, restricted stock units, performance awards and other stock-based awards to employees, directors, and consultants of POINT Biopharma Inc. Effective as of June 30, 2021, in connection with the Business Combination, the Company’s board of directors adopted the POINT Biopharma Global Inc. 2021 Equity Incentive Plan (the “2021 EIP”) to replace the 2020 EIP and allow the Company to grant equity and equity-based incentive awards to officers, employees, non-employee directors and consultants of the Company. Upon the closing of the Business Combination, the Company assumed the outstanding equity awards under the 2020 EIP and each outstanding option to acquire common shares of POINT Biopharma Inc. (whether vested or unvested) under the 2020 EIP was substituted with a substantially equivalent option to acquire shares of Common Stock of the Company based on the conversion ratio for the POINT Biopharma Inc. common shares in the Business Combination and remains outstanding under the 2020 EIP. No further grants may be made under the 2020 EIP. As of December 31, 2021 there were 7,438,527 shares of Common Stock authorized for issuance under the 2021 EIP. The 2021 EIP provides that the number of shares reserved and available for issuance under the 2021 EIP will automatically increase each January 1, beginning on January 1, 2022, by 4% of the outstanding number of common shares on the immediately preceding December 31, or such lesser amount as determined by the Board. As of January 1, 2022, the number of shares of Common Stock available under the 2021 EIP increased by 3,604,871.
The Company concluded that the replacement stock options issued in connection with the Business Combination did not require accounting for effects of the modification under the ASC 718 – Compensation – Stock Compensation (“ASC 718”) as it was concluded that (a) the fair value of the modified award is the same as the fair value of the original award immediately before the original award was modified, (b) there are no changes to the vesting conditions of the award, and (c) there is no change to the classification of the award.
Stock options generally vest over a four-year period, with 25% vesting after the 1st year anniversary and the remaining options vesting ratably over the remaining three years. All employee stock options generally expire 6 years from the date of the grant. The Company also issued certain stock options to non-employee service providers during the year ended December 31, 2021.
Share-based compensation expense for the years ended December 31, 2021 and 2020 was recognized in the Consolidated Statements of Operations as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Research and development	1,899,471	398,139
General and administrative	403,136	1,362,667
Total share-based compensation expense	2,302,607	1,760,806
The Company did not recognize a tax benefit related to share-based compensation expense during the years ended December 31, 2021 and December 31, 2020 as the Company had net operating losses carryforwards and recorded a valuation allowance against the deferred tax asset.
Stock option valuation and activity
The fair value of stock option grants is estimated using the Black-Scholes-Merton option-pricing model. The Company lacks sufficient company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The following table presents the assumptions used in the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options granted:

	Year ended December 31, 2021	Year ended December 31, 2020
Risk-free interest rate	0.66% – 1.16%	0.11% – 0.50%
Expected term (in years)	4.25 – 5.38	0.35 – 4.25
Expected volatility	65% – 73%	65%
Expected dividend yield	0%	0%
The following table summarizes the activity relating to the Company’s options to purchase stock. The below stock option figures are presented giving effect to a retroactive application of the Business Combination which resulted in a replacement of the previous POINT Biopharma Inc. stock options with stock options of the Company, as described above, at a conversion ratio of approximately 3.59:1. In addition, the exercise price for each replacement stock option is also adjusted using the ratio of approximately 3.59:1. See Note 3 for additional details:

	Number of Shares (#)	Weighted Average Exercise Price ($)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($)
Outstanding as of December 31, 2020	2,364,010	2.88
Granted	1,614,683	7.81
Exercised	(64,570)	6.97
Forfeited	(88,372)	7.80
Outstanding as of December 31, 2021	3,825,751	4.78	5.2	7,302,047
Vested and expected to vest as of December 31, 2021	3,825,751	4.78	5.2	7,302,047
Options exercisable as of December 31, 2021	1,018,775	4.60	6.0	1,825,490
The aggregate intrinsic value in the table above represents the pretax intrinsic value, which is calculated as the difference between the exercise price of the stock options and the fair value of the Common Stock.
During the year ended December 31, 2021, 1,614,683 stock options were granted, including (a) 1,255,959 stock options granted to employees and directors of the Company, with a weighted average grant date fair value of $4.466 and (b) 358,724 stock options granted to a non-employee consultant of the Company, with a weighted average grant date fair value of $3.885. The vesting terms of these stock options are such that 25% vest on the one-year anniversary of the date of grant and the remaining 75% vest ratably over the remaining three years. The vesting terms of the grant to the non-employee consultant were such that 25% of the options vested immediately upon grant, 10% vesting on the first anniversary of the date of the grant and the remaining 65% vesting based on certain performance milestones. Upon completion of the Business Combination, the remaining 269,043 unvested stock options immediately vested and all remaining unrecognized stock-based compensation expense associated with these stock options was recorded.
During the year ended December 31, 2020, 2,364,010 stock options were granted, including: (a) 571,774 stock options granted to employees and directors of the Company, with a weighted average grant date fair value of $3.350 and (b) 1,792,236 stock options to non-employee consultants of the Company, with a weighted average grant date fair value of $0.714. Of the stock options granted to employees and directors of the Company, 125,553 stock options vested in full upon ninety days after the grant date and 446,221of such stock options vest 25% on the one-year anniversary of the date of grant and the remaining 75% vest ratably over the remaining three years. Of the stock options granted to non-employee consultants of the Company, 64,570 stock options vested in full upon the grant date and 1,727,666 of such stock options vest 25% on the one-year anniversary of the date of grant and the remaining 75% vest ratably over the remaining three years.
During the year ended December 31, 2021, a non-employee consultant of the Company exercised 64,570 stock options with an intrinsic value of $nil, resulting in the issuance of 64,570 shares of Common Stock for cash proceeds of $450,000.
As of December 31, 2021, the unrecognized share-based compensation expense related to unvested options, was $5,778,699 and the estimated weighted average remaining vesting period was 2.4 years (December 31, 2020, the unrecognized share-based compensation expense related to unvested options, was $1,433,785 and the estimated weighted average remaining vesting period was 3.1 years).